THE DRESHER FAMILY OF FUNDS
                      The Dresher Classic Retirement Fund
                     The Dresher Comprehensive Growth Fund
                               SEMI-ANNUAL REPORT
                                 June 30, 2002

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                    General

The economy has managed to stay ahead of a feared "double-dip" recession during the first half of 2002 and, with a few notable exceptions, business conditions have stabilized. We believe the pace of economic growth will most likely be very modest and subject to maintaining consumer confidence, still the only "engine" driving us in a positive direction as the economy struggles to grow. Employment trends continue to be a concern as weakness in reported business hirings and lack of any sign of near-term improvement threatens to undermine consumer confidence and spending.

The Dresher Family of Funds has maintained a temporary defensive strategy with the allocation of assets for the past year; we are holding reserves in the money market funds and in short- to intermediate-term bond funds. We will continue to maintain this strategy until there are signs that business conditions have improved enough to warrant increased exposure to stocks.

Looking ahead, we are planning to add a third fund, The Dresher Income Fund, to our family of funds. This will offer investors a further opportunity to diversify their portfolios with a fund that invests in short- to intermediate-term bonds and bond funds as a fundamental investment policy. This more conservative fund will compliment our other existing funds, which generally meet the needs of investors with moderate-growth to more aggressive growth objectives.

                      The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the six months ending June 30, 2002 was -3.90%. The return for the Lipper Balanced Fund Index in the period was -6.04%.

                      The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a growth fund, which seeks capital appreciation without regard to current income. Under normal market conditions, the Fund will invest at least 75% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the six months ending June 30, 2002 was -7.30%. The return for the Lipper Growth Fund Index in the period was -17.96%.

                      THE DRESHER CLASSIC RETIREMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2002
                                  (UNAUDITED)


                                                                    PERCENTAGE
                                                                        OF
FUND                                          SHARES    FAIR VALUE    TOTAL
Harbor Bond Fund                              194,408   $2,260,965    20.3%
Vanguard Short-Term Corporate Fund            210,074    2,243,595    20.1%
Vanguard Prime Money Market Fund            1,644,278    1,644,278    14.8%
Vangard 500 Index Fund                          9,506      868,143     7.8%
Dodge & Cox Balanced Fund                      12,999      839,320     7.5%
Janus Growth & Income Fund                     30,870      824,229     7.4%
Oakmark Select Fund                            20,967      538,231     4.8%
Weitz Value Fund                               17,642      522,557     4.7%
T. Rowe Price Blue Chip Fund                   18,979      457,012     4.1%
T. Rowe Price Mid-Cap Growth Fund               9,167      323,329     2.9%
Fidelity Diversified International Fund        11,328      222,939     2.0%
Tweedy Browne Global Value Fund                11,752      219,053     2.0%
Goldman Sachs FSQ Prime Obligations Fund      183,585      183,585     1.6%
                                                         __________  ______

Total Investments (cost $11,687,817)                     11,147,236  100.0%
Other Assets and Liabilities                                 (1,420)
                                                         ___________ ______

Net Assets                                              $11,147,236  100.0%
                                                        ===========  ======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                      $9,745                       $12,285
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '02                      $9,366                       $11,666
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                     THE DRESHER COMPREHENSIVE GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2002
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                                                        OF
FUND                                          SHARES    FAIR VALUE    TOTAL
Vanguard Short-Term Corporate Fund            209,828   $2,240,964    20.5%
Vanguard Prime Money Market Fund            1,467,882    1,467,882    13.4%
Vangard 500 Index Fund                         14,141    1,291,458    11.8%
Dodge & Cox Stock Fund                         12,293    1,205,897    11.0%
Harbor Capital Appreciation Fund               50,485    1,200,027    11.0%
Oakmark Select Fund                            31,361      805,045     7.4%
Weitz Value Fund                               26,074      772,323     7.1%
T. Rowe Price Blue Chip Fund                   27,093      652,403     6.0%
T. Rowe Price Mid-Cap Growth Fund              13,667      482,029     4.4%
Fidelity Diversified International Fund        16,918      332,946     3.0%
Tweedy Browne Global Value Fund                17,709      330,087     3.0%
Goldman Sachs FSQ Prime Obligations Fund      157,664      157,664     1.4%
                                                        __________   ______

Total Investments (cost $12,059,409)                    10,938,725   100.0%
Other Assets and Liabilities                                  (886)
                                                        ___________  ______

Net Assets                                             $10,937,839   100.0%
                                                       ===========   ======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                     $10,361                       $10,239
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '02                      $9,604                        $8,400
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2002
                                  (UNAUDITED)

                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
ASSETS

Investments In Securities:
At Acquisition Cost                        $ 11,687,817         $ 12,059,409
                                           ============         ============
At Fair Value (Note 1)                     $ 11,147,236         $ 10,938,725
Cash                                                965                  353
                                           ____________         ____________

     TOTAL ASSETS                          $ 11,148,201         $ 10,939,078
                                           ____________         ____________

LIABILITIES

Payable to Advisor (Note 3)                       2,385                1,239
                                           ____________         ____________

     TOTAL LIABILITIES                            2,385                1,239
                                           ____________         ____________

NET ASSETS                                 $ 11,145,816         $ 10,937,839
                                           ============         ============

NET ASSETS consist of:
   Capital Shares                          $ 12,159,063         $ 12,866,559
   Accumulated Undistributed Net
   Investment Income                             93,761               34,189
   Accumulated Net Realized Loss
   on Investments                              (566,427)            (842,225)
   Net Unrealized Depreciation in
   Investments                                 (540,581)          (1,120,684)
                                           _____________        _____________
NET ASSETS                                 $ 11,145,816         $ 10,937,839
                                           ============         ============
SHARES OUTSTANDING (Unlimited Number
of Shares Authorized, No Par Value)             519,361              538,550
                                           ============         ============
NET ASSET VALUE PER SHARE                         21.46                20.31
                                           ============         ============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND

INVESTMENT INCOME
   Interest Income                            $          -      $          9
   Dividend Income From Underlying Funds           161,038           101,427
                                              _____________     _____________

   Total Investment Income                         161,038           101,436
                                              _____________     _____________

EXPENSES
   Management Fees (Note 3)                         67,277            67,247
   Distribution Fees (Note 3)                       14,011            14,007
                                              _____________     _____________
   Total Expenses Before Waiver By Advisor          81,288            81,254
                                              _____________     _____________

   Fees Waived By Advisor (Note 3)                 (14,011)          (14,007)
                                              _____________     _____________

   Total Expenses After Fees Waived by Advisor      67,277            67,247
                                              _____________     _____________

NET INVESTMENT INCOME                               93,761            34,189
                                              _____________     _____________

REALIZED and UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Capital Gain Distributions Received
   From Underlying Funds                             6,476             8,503
   Realized Gain (Loss) on Sale of
   Underlying Funds                               (572,902)         (850,729)
   Change in Net Unrealized Appreciation
   (Depreciation) of Underlying Funds               22,966           (47,607)
                                              _____________     _____________
   Net Realized and Unrealized Loss
   on Investments                                 (543,460)         (889,833)
                                              _____________     _____________
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $   (449,699)     $   (855,644)
                                              =============     =============

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)

                                  CLASSIC RETIREMENT        COMPREHENSIVE
                                         FUND                GROWTH FUND

                                    For       For the     For the    For the
                                    the        Year         Six       Year
                                    Six        Ended       Months     Ended
                                   Months     December     Ended     December
                                   Ended       1,2002      June       1,2002
                                    June                  30,2002
                                  30,2002

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

Net Investment Income (Loss)    $   93,761 $   132,665 $    34,189 $    37,988
Net Realized Gain (Loss) from
Security Transactions             (572,902) (1,516,153)   (850,729) (2,000,855)
Capital Gain Distributions from
Underlying Funds                     6,476      59,110       8,503      61,976
Change in Net Unrealized
Appreciation in Underlying Funds    22,966  (1,386,772)    (47,607) (1,341,401)
                                 __________ ___________  __________ __________
Net Decrease In Net Assets
Resulting from Operations         (449,699) (2,711,150)   (855,644) (3,242,292)

                                 __________ ___________  __________ __________

Distributions to Shareholders            -    (136,062)          -     (46,274)
                                 __________ ___________  __________ __________
CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold      $   766,076 $ 3,284,823 $   958,618   2,077,337
Reinvestment of Distributions            -     247,284           -     170,913
Cost of Shares Redeemed           (800,382) (2,302,358)   (732,892) (2,001,192)
                                 __________ __________   __________ __________
Increase (Decrease) In Net
Assets due to Share Transactions   (34,306) (1,229,749)    225,726     247,058
                                 __________ __________   __________ __________
Increase (Decrease) In Net
Assets                            (484,005) (1,617,463)   (629,918) (3,041,508)
Net Assets - Beginning of
Period                          11,629,821  13,247,284  11,567,757  14,609,265
                                __________  __________  __________  __________
Net Assets - End of Period     $11,145,816 $11,629,821 $10,937,839 $11,567,757
                               =========== =========== =========== ===========

OTHER INFORMATION

Shares
Sold                                34,687     136,564      44,589      87,922
Issued In Reinvestment of
Distributions                            -      10,799           -       7,469
Redeemed                           (36,076)    (93,912)    (34,010)    (84,977)
                               ___________   _________   _________   _________

Net Increase (Decrease)             (1,389)     53,451      10,579      10,414
                               ===========   =========   =========   =========


The accompanying notes are an integral part of these financial statements

                        THE DRESHER FAMILY OF FUNDS
                          CLASSIC RETIREMENT FUND
                           FINANCIAL HIGHLIGHTS

    Per share information for a share outstanding throughout the period




                         For the
                         Six
                         Months
                         Ended
                         June 30,
                         2002 (Un-            Year Ended December 31,
                         audited)         2001          2000         1999

Net Asset Value,
Beginning Period        $   22.33     $   28.35     $   32.65     $   26.00
                        _________     _________     _________     __________
Investment Operations
Net Investment Income        0.07          0.25         (0.07)        (0.02)
Net Realized and
Unrealized Gain (Loss)
on Investments              (0.94)        (6.01)        (3.31)         6.97
                        __________    __________    __________    __________
Total from Investment
Operations                  (0.87)        (5.76)        (3.38)         6.95
                        __________    __________    __________    __________
Distributions
Distributions to
Shareholders                 0.00         (0.26)        (0.92)       (0.30)
                        __________    __________    __________    __________
Net Asset Value. End
of Period               $   21.46     $   22.33     $   28.35     $   32.65
                        ==========    ==========    ==========    ==========

Total Return                (3.90%)      (20.30%)      (10.35%)       26.73%
Ratio of Net Expenses
to Average Net Assets        1.20% (a)     1.20%         1.20%         1.20%
Ratio of Expenses
Before Waiver to
Average Net Assets           1.45% (a)     1.45%         1.45%         1.45%
Ratio of Net
Investment Income
(Loss) to Average Net
Assets                       1.64% (a)     1.13%         (0.31%)      (0.05%)
Portfolio Turnover
Rate                        93.34%       127.21%         15.59%       54.02%

Net Assets, End of
Period (000's)          $   11,146     $  11,630     $   13,247     $ 11,556

(a) Annualized




                                         For the Period from
                                        October 1, 1997 (Date
                        Year Ended        of Commencement of
                        December 31,    Investment Operations)
                            1998         to December 31, 1997

Net Asset Value,
Beginning Period        $   24.20               $   25.23
                        __________              __________
Investment Operations
Net Investment Income       (0.05)                   0.34
Net Realized and
Unrealized Gain (Loss)
on Investments               1.96                   (0.40)
                        __________              __________
Total from Investment
Operations                   1.91                   (0.06)
                        __________              __________
Distributions
Distributions to
Shareholders                (0.11)                  (0.97)
                        __________              __________
Net Asset Value. End
of Period               $   26.00               $   24.20
                        ==========              ==========

Total Return                 7.89%                  (0.20%)
Ratio of Net Expenses
to Average Net Assets        1.20%                   1.20% (a)
Ratio of Expenses
Before Waiver to
Average Net Assets           1.45%                   1.45% (a)
Ratio of Net
Investment Income
(Loss) to Average Net
Assets                      58.00%                   5.36% (a)
Portfolio Turnover
Rate                        96.94%                   6.77%

Net Assets, End of
Period (000's)          $    9,731               $   4,665

(a) Annualized


                        THE DRESHER FAMILY OF FUNDS
                         COMPREHENSIVE GROWTH FUND
                           FINANCIAL HIGHLIGHTS

    Per share information for a share outstanding throughout the period


                         For the
                         Six
                         Months
                         Ended
                         June 30,
                         2002 (Un-            Year Ended December 31,
                         audited)         2001          2000          1999

Net Asset Value,
Beginning Period        $   21.91     $   28.23     $   35.20     $   26.44
                        _________     _________     _________     __________
Investment Operations
Net Investment Income        0.01          0.08          0.12         (0.12)
Net Realized and
Unrealized Gain (Loss)
on Investments              (1.61)        (6.31)        (4.04)         9.68
                        __________    __________    __________    __________
Total from Investment
Operations                  (1.60)        (6.23)        (3.92)         9.56
                        __________    __________    __________    __________
Distributions
Distributions to
Shareholders                 0.00         (0.09)        (3.05)        (0.80)
                        __________    __________    __________    __________
Net Asset Value. End
of Period               $   20.31     $   21.91     $   28.23     $   35.20
                        ==========    ==========    ==========    ==========

Total Return                (7.30%)      (22.07%)      (11.14%)       36.16%
Ratio of Net Expenses
to Average Net Assets        1.20% (a)     1.20%         1.20%         1.20%
Ratio of Expenses
Before Waiver to
Average Net Assets           1.45% (a)     1.45%         1.45%         1.45%
Ratio of Net
Investment Income
(Loss) to Average Net
Assets                       0.60% (a)     0.31%         (0.29%)      (0.38%)
Portfolio Turnover
Rate                       107.93%        99.77%         42.19%       59.86%

Net Assets, End of
Period (000's)          $   10,938     $  11,568     $   14,609     $ 12,898

(a) Annualized



                                         For the Period from
                                        October 1, 1997 (Date
                        Year Ended        of Commencement of
                        December 31,    Investment Operations)
                            1998         to December 31, 1997

Net Asset Value,
Beginning Period        $   24.44               $   25.14
                        _________               _________
Investment Operations
Net Investment Income       (0.08)                   0.33
Net Realized and
Unrealized Gain (Loss)
on Investments               2.45                   (0.27)
                        __________              __________
Total from Investment
Operations                   2.37                    0.06
                        __________              __________
Distributions
Distributions to
Shareholders                (0.37)                  (0.76)
                        __________              __________
Net Asset Value. End
of Period               $   26.44               $   24.44
                        ==========              ==========

Total Return                 9.70%                   0.28%
Ratio of Net Expenses
to Average Net Assets        1.20%                   1.20% (a)
Ratio of Expenses
Before Waiver to
Average Net Assets           1.45%                   1.45% (a)
Ratio of Net
Investment Income
(Loss) to Average Net
Assets                      (0.43%)                  5.12% (a)
Portfolio Turnover
Rate                        48.23%                  22.39%

Net Assets, End of
Period (000's)          $   10,434               $   3,592

(a) Annualized

                          The Dresher Family of Funds
                         Notes to Financial Statements
                                 June 30, 2002

NOTE 1- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds (The Trust) was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26,1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies (mutual funds) are valued at their respective net asset values as determined under the 1940 Act.

Federal income tares: It is each Funds intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to be paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                          The Dresher Family of Funds
                         Notes to Financial Statements
                                 June 30, 2002

NOTE 1- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2- INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $10,801,258 and $10,898,482, respectively for The Dresher Classic Retirement Fund and $12,494,529 and $12,326,404, respectively for The Dresher Comprehensive Growth Fund.

At June 30, 2002, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $11,687,817 and for The Dresher Comprehensive Growth Fund was $12,059,409.

At June 30, 2002, the total unrealized appreciation and total unrealized depreciation was $31,364 and $571,945, respectively for The Dresher Classic Retirement Fund and $0.00 and $1,120,684, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3-TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Funds average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least March 16, 2003. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating

                          The Dresher Family of Funds
                         Notes to Financial Statements
                                 June 30, 2002

NOTE 3-TRANSACTIONS WITH AFFILIATES (continued)

Investment Advisory Agreement (continued)

expenses of each Fund. For the six month period ended June 30, 2002. the Advisor was due $67,277 and $67,247 and waived $14,011 and $14,007 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholders Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, tansfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the six month period ended June 30, 2002, NFA Brokerage, Inc. received $14,011 and $14,007 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage. Inc.

NOTE 4- LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Fund's net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31,2001 The Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of $1,460,440 to and $1,667,417 respectively, which are available for offsets against future taxable capital gains, and expire in 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

                          The Dresher Family of Funds
                         Notes to Financial Statements
                                 June 30, 2002


NOTE 5- AGREEMENT BETWEEN THE NATIONAL ADVISORY GROUP, INC. and PENNROCK FINANCIAL SERVICES

On March 16, 2001 the shareholders of The National Advisory Group, Inc. (National), the corporate parent for the Funds' investment manager, distributor and transfer agent, finalized an agreement with PennRock Financial Services Corporation (PennRock), a Pennsylvania bank holding company, pursuant to which PennRock acquired all of the outstanding shares of stock of National.

SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

CUSTODIAN:

Blue Ball National Bank
P. 0. Box 580
1060 Main Street
Blue Ball, PA 17506

BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025

INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001

LEGAL COUNSEL:

Stevens & Lee
111 North Sixth Street
Reading, PA 19603-0679